SHARE-BASED PAYMENTS - Stock Options - Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	11,631	10,842
Granted	27,320	917
Forfeited		128
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	38,951	11,631
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 234	$ 2.50
Granted	415	94
Forfeited		328
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 362.11	$ 234
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Option Exercisable	31,646	8,810	34,073
Share-based Compensation Arrangement by Weighted Average Exercise Price at December 31, 2021	$ 359	$ 234
Weighted average duration (years) to expiration of outstanding options at December 31, 2021	8 years
Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	38,951
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 362